Artisan Global Value Fund Average Annual Total Returns		12 Months Ended	53 Months Ended	59 Months Ended	60 Months Ended	88 Months Ended	111 Months Ended	117 Months Ended	120 Months Ended	149 Months Ended	161 Months Ended	177 Months Ended	195 Months Ended	205 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.27%	10.44%		10.08%	10.20%	9.23%		10.36%	8.92%	9.15%	8.30%	6.29%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		10.65%			8.31%				7.62%					7.87%
Performance Inception Date	Dec. 10, 2007
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.60%			7.04%				6.55%					7.07%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.54%			6.20%				5.86%					6.37%
Investor | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.49%			10.06%				9.23%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		10.80%			8.47%			7.91%
Performance Inception Date	Apr. 01, 2015
Advisor | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.49%			10.06%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		10.91%			8.56%				7.88%	10.06%
Performance Inception Date	Jul. 17, 2012
Institutional | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.49%			10.06%				9.23%